Perritt Ultra MicroCap Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Aerospace & Defense - 1.7%
VirTra, Inc. (a)	20,000	$175,400

Banks - 3.5%
First Internet Bancorp	6,500	240,890
Isabella Bank Corp.	6,000	119,595
		360,485

Biotechnology - 0.8%
Actinium Pharmaceuticals, Inc. (a)	12,000	83,040

Capital Markets - 1.7%
Silvercrest Asset Management Group, Inc. - Class A	10,000	177,300

Chemicals - 5.1%
Arq Inc. (a)	30,000	196,200
Flexible Solutions International, Inc.	32,145	64,933
Northern Technologies International Corp.	20,000	263,400
		524,533

Commercial Services & Supplies - 2.6%
Quest Resource Holding Corp. (a)	32,000	270,080

Communications Equipment - 2.1%
BK Technologies Corp. (a)	15,000	193,200
Westell Technologies, Inc. - Class A (a)	20,000	28,000
		221,200

Construction & Engineering - 1.6%
Bowman Consulting Group Ltd. (a)	4,500	160,740

Consumer Finance - 0.3%
Janover, Inc. (a)	38,901	27,149

Consumer Staples Distribution & Retail - 1.4%
HF Foods Group, Inc. (a)	35,000	139,650

Distributors - 0.7%
Alliance Entertainment Holding Corp. (a)	40,000	74,200

Diversified REITs - 1.6%
Modiv Industrial, Inc.	11,000	163,680

Electrical Equipment - 3.1%
Espey Manufacturing & Electronics Corp.	5,500	122,375
Expion360, Inc. (a)	25,000	11,825
Ultralife Corp. (a)	15,000	179,700
		313,900

Electronic Equipment, Instruments & Components - 3.9%
Data I/O Corp. (a)	49,374	128,866
Identiv, Inc. (a)	16,000	62,560
Iteris, Inc. (a)	25,000	122,750
Napco Security Technologies, Inc.	1,500	83,715
		397,891

Energy Equipment & Services - 4.2%
Gulf Island Fabrication, Inc. (a)	20,000	124,800
Natural Gas Services Group, Inc. (a)	15,100	307,436
		432,236

Entertainment - 0.6%
LiveOne, Inc. (a)	35,000	59,500

Financial Services - 5.0%
A-Mark Precious Metals, Inc.	5,000	192,200
Cantaloupe, Inc. (a)	25,000	194,750
Usio, Inc. (a)	80,000	127,200
		514,150

Food Products - 0.7%
BranchOut Food, Inc. (a)(b)	18,208	14,739
Sow Goods Inc. (a)(b)	3,000	56,580
		71,319

Health Care Equipment & Supplies - 6.3%
Biomerica, Inc. (a)	70,000	23,450
Brainsway Ltd. - ADR (a)	20,000	144,800
Modular Medical, Inc. (a)	85,000	133,450
Pro-Dex, Inc. (a)	6,000	121,320
Sensus Healthcare, Inc. (a)	30,586	194,833
Strata Skin Sciences, Inc. (a)	10,000	34,200
		652,053

Health Care Providers & Services - 0.9%
Quipt Home Medical Corp. (a)	25,000	96,500

Hotels, Restaurants & Leisure - 4.1%
Bragg Gaming Group, Inc. (a)	30,000	171,600
Century Casinos, Inc. (a)	20,000	61,600
Galaxy Gaming, Inc. (a)	66,621	184,540
		417,740

Household Durables - 0.2%
Singing Machine Co., Inc. (a)(b)	36,708	19,525

Interactive Media & Services - 0.7%
DHI Group, Inc. (a)	35,000	74,200

IT Services - 4.1%
Data Storage Corp. (a)	25,000	135,250
Information Services Group, Inc.	25,000	86,750
Research Solutions, Inc. (a)	72,500	203,000
		425,000

Life Sciences Tools & Services - 1.2%
ChromaDex Corp. (a)	40,000	119,600

Machinery - 5.9%
Commercial Vehicle Group, Inc. (a)	17,500	95,375
Gencor Industries, Inc. (a)	9,000	221,670
Taylor Devices, Inc. (a)	4,500	231,120
TechPrecision Corp. (a)	15,000	59,550
		607,715

Media - 2.8%
Creative Realities, Inc. (a)	50,000	240,500
Saga Communications, Inc. - Class A	3,000	46,500
		287,000

Metals & Mining - 1.6%
Ascent Industries Co. (a)	5,402	54,452
Avino Silver & Gold Mines Ltd. (a)	100,000	108,000
		162,452

Mortgage Real Estate Investment Trusts (REITs) - 2.5%
Chicago Atlantic Real Estate Finance, Inc.	10,950	174,981
Sachem Capital Corp.	32,500	81,900
		256,881

Oil, Gas & Consumable Fuels - 3.5%
Adams Resources & Energy, Inc.	5,000	133,950
Epsilon Energy Ltd.	20,000	109,000
Evolution Petroleum Corp.	20,000	112,400
		355,350

Pharmaceuticals - 1.7%
Assertio Holdings, Inc. (a)	60,000	83,400
Jaguar Health, Inc. (a)(b)	25,000	30,750
ProPhase Labs, Inc. (a)(b)	20,000	61,200
		175,350

Professional Services - 10.3%
Asure Software, Inc. (a)	10,000	103,000
BGSF, Inc.	13,000	111,540
DLH Holdings Corp. (a)	32,500	376,025
Hudson Global, Inc. (a)	11,014	200,345
Willdan Group, Inc. (a)	8,000	271,040
		1,061,950

Semiconductors & Semiconductor Equipment - 0.8%
inTEST Corp. (a)	7,500	81,000

Software - 1.5%
Issuer Direct Corp. (a)	10,133	96,568
NetSol Technologies, Inc. (a)	20,639	57,789
		154,357

Specialized REITs - 1.2%
Global Self Storage, Inc.	25,000	125,750

Technology Hardware, Storage & Peripherals - 0.8%
TransAct Technologies, Inc. (a)	20,000	79,800

Textiles, Apparel & Luxury Goods - 3.5%
Crown Crafts, Inc.	30,000	149,100
Lakeland Industries, Inc.	9,000	212,400
		361,500

Trading Companies & Distributors - 0.7%
FGI Industries Ltd. (a)	70,000	69,160

Water Utilities - 2.1%
Global Water Resources, Inc.	17,000	219,810

Wireless Telecommunication Services - 0.9%
SurgePays, Inc. (a)	30,000	88,500
TOTAL COMMON STOCKS (Cost $7,704,743)		10,057,646

WARRANTS - 0.0%(c)	Contracts	Value
Metals & Mining - 0.0%(c)
Ampco-Pittsburgh Corp., Expires 08/01/2025, Exercise Price $5.75 (a)	15,000	732
TOTAL WARRANTS (Cost $0)		732

SHORT-TERM INVESTMENTS - 1.3%
Investments Purchased with Proceeds from Securities Lending - 1.3%	Shares
First American Government Obligations Fund - Class X, 5.16% (d)	138,175	138,175
TOTAL SHORT-TERM INVESTMENTS (Cost $138,175)		138,175

TOTAL INVESTMENTS - 99.2% (Cost $7,842,918)		10,196,553
Money Market Deposit Account - 2.2% (e)		225,166
Liabilities in Excess of Other Assets - (1.4)%		(148,473)
TOTAL NET ASSETS - 100.0%		$10,273,246

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $131,721 which represented 1.3% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2024 was 5.17%.